INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

November 6, 2020

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the AXS Large Cap Value Fund and AXS Market Neutral Large Cap Fund

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 228 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating two new series of the Trust, the AXS Large Cap Value Fund and the AXS Market Neutral Large Cap Fund.

Please direct your comments regarding this Post-Effective Amendment to me at (626) 385-5777. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary